Note 15 - Other Long-term Liabilities - Provision Presentation According to ASC 715 (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Retirement Indemnity Plans, France [Member]
Non-current liabilities	€ 966	€ 867
Current liabilities	10	27
Accumulated other comprehensive income (loss)	(161)	(165)
Total	815	729	€ 672
Defined Benefit Retirement Indemnity Plans, Japan [Member]
Non-current liabilities	1,255	1,141
Current liabilities	55	40
Accumulated other comprehensive income (loss)	(416)	(412)
Total	€ 895	€ 769	€ 698